Bank Loan - Current (Details) - Schedule of Maturities of Bank Loans - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Schedule of Maturities of Bank Loans [Line Items]
Bank loan - current	$ 3,586,296	$ 28,516
Bank Loan Payable Within One Year [Member]
Schedule of Maturities of Bank Loans [Line Items]
Bank loan - current	3,586,296	28,516
Bank Loan Payable More Than One Year But Within Two Years [Member]
Schedule of Maturities of Bank Loans [Line Items]
Bank loan - current
Bank Loan Payable More Than Two Years But Within Three Years [Member]
Schedule of Maturities of Bank Loans [Line Items]
Bank loan - current
Bank Loan Payable More Than Three Years But Within Four Years [Member]
Schedule of Maturities of Bank Loans [Line Items]
Bank loan - current
Bank Loan Payable More Than Four Years But Within Five Years [Member]
Schedule of Maturities of Bank Loans [Line Items]
Bank loan - current
Bank Loan Payable More Than Five Years [Member]
Schedule of Maturities of Bank Loans [Line Items]
Bank loan - current
Shoko Chukin Bank [Member]
Schedule of Maturities of Bank Loans [Line Items]
Bank loan - current	3,586,296
Shoko Chukin Bank [Member] | Bank Loan Payable Within One Year [Member]
Schedule of Maturities of Bank Loans [Line Items]
Bank loan - current	3,586,296
Shoko Chukin Bank [Member] | Bank Loan Payable More Than One Year But Within Two Years [Member]
Schedule of Maturities of Bank Loans [Line Items]
Bank loan - current
Shoko Chukin Bank [Member] | Bank Loan Payable More Than Two Years But Within Three Years [Member]
Schedule of Maturities of Bank Loans [Line Items]
Bank loan - current
Shoko Chukin Bank [Member] | Bank Loan Payable More Than Three Years But Within Four Years [Member]
Schedule of Maturities of Bank Loans [Line Items]
Bank loan - current
Shoko Chukin Bank [Member] | Bank Loan Payable More Than Four Years But Within Five Years [Member]
Schedule of Maturities of Bank Loans [Line Items]
Bank loan - current
Shoko Chukin Bank [Member] | Bank Loan Payable More Than Five Years [Member]
Schedule of Maturities of Bank Loans [Line Items]
Bank loan - current
Mizuho Bank [Member]
Schedule of Maturities of Bank Loans [Line Items]
Bank loan - current		28,516
Mizuho Bank [Member] | Bank Loan Payable Within One Year [Member]
Schedule of Maturities of Bank Loans [Line Items]
Bank loan - current		28,516
Mizuho Bank [Member] | Bank Loan Payable More Than One Year But Within Two Years [Member]
Schedule of Maturities of Bank Loans [Line Items]
Bank loan - current
Mizuho Bank [Member] | Bank Loan Payable More Than Two Years But Within Three Years [Member]
Schedule of Maturities of Bank Loans [Line Items]
Bank loan - current
Mizuho Bank [Member] | Bank Loan Payable More Than Three Years But Within Four Years [Member]
Schedule of Maturities of Bank Loans [Line Items]
Bank loan - current
Mizuho Bank [Member] | Bank Loan Payable More Than Four Years But Within Five Years [Member]
Schedule of Maturities of Bank Loans [Line Items]
Bank loan - current
Mizuho Bank [Member] | Bank Loan Payable More Than Five Years [Member]
Schedule of Maturities of Bank Loans [Line Items]
Bank loan - current